Common Stock	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Common Stock
10. Common Stock
The Company’s Certificate of Incorporation, as amended, authorizes the Company to issue shares of common stock with a par value of $0.001 per share. The holder of each share of common stock is entitled to one vote in respect of each share of stock held. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, after the payment of all preferential amounts required to be paid to the holders of shares of Convertible Preferred Stock, the remaining funds and assets available for distribution to the stockholders of the Company will be distributed among the holders of shares of common stock, pro rata based on the number of shares of common stock held by each such holder. The holders of Common Stock are also entitled to receive dividends whenever funds and assets are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of redeemable convertible preferred stock outstanding. No dividends have been declared as of December 31, 2020.
The Company increased the number of shares of common stock authorized by 2,800,000 to 80,800,000 during 2019 and by 85,200,000 to 166,000,000 during 2020. As of December 31, 2020 and 2019, there were 13,301,649 and 13,334,856 shares of common stock issued and outstanding, respectively.